Schedule I — Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule I — Parent Company Financial Information [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
Cash	$3,235	$—
Investment in subsidiaries, net	1,856,796	3,697,532
TOTAL ASSETS	$1,860,031	$3,697,532

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$425,412	$50,411
TOTAL LIABILITIES	425,412	50,411

EQUITY:
Share capital	50	50
Additional paid in capital	(50)	(50)
Retained earnings	2,024,968	3,956,211
Accumulated other comprehensive loss	(590,349)	(309,090)
TOTAL SHAREHOLDERS’ EQUITY	1,434,619	3,647,121
TOTAL LIABILITIES AND EQUITY	$1,860,031	$3,697,532

Schedule of Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the year ended December 31, 2024	For the year ended December 31, 2023
G&A expenses	$(3,589,720)	$(100)
Equity in earnings of subsidiaries	1,658,477	2,333,687
NET (LOSS) INCOME	(1,931,243)	2,333,587
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$(2,212,502)	$2,228,558

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the year ended December 31, 2024	For the year ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(1,931,243)	$2,333,587
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,658,477)	(2,333,687)
NET CASH USED IN OPERATING ACTIVITIES	(3,589,720)	(100)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares issued in initial public offering	4,117,955	—
Payments to related party	—	(89)
Due from related party	(525,000)	—
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,592,955	(89)
CHANGES IN CASH	3,235	(189)
CASH AT THE BEGINNING OF YEAR	—	189
CASH END OF YEAR	$3,235	$—